Schedule of Investments (unaudited)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)

Security	Par (000)	Value
Municipal Bonds
Alabama — 4.9%
Black Belt Energy Gas District, RB(a)
Series A, 5.25%, 01/01/54	$2,450	$ 2,583,295
Series A, 5.25%, 05/01/55	1,275	1,361,626
Series F, 5.50%, 11/01/53	1,115	1,172,983
Black Belt Energy Gas District, Refunding RB, 4.00%, 06/01/51(a)	9,590	9,459,937
County of Jefferson Alabama Sewer Revenue, Refunding RB, 5.50%, 10/01/53	4,715	5,046,421
Energy Southeast A Cooperative District, RB, Series B, 5.25%, 07/01/54(a)	2,825	2,986,357
Southeast Energy Authority A Cooperative District, RB(a)
Series A-1, 5.50%, 01/01/53	1,890	2,003,702
Series B, 5.00%, 01/01/54	4,595	4,818,188
Series B-1, 5.00%, 05/01/53	4,510	4,643,954
		34,076,463
Arizona — 2.7%
Arizona Industrial Development Authority, RB(b)
4.38%, 07/01/39	575	520,717
Series A, 5.00%, 07/01/49	550	484,500
Series A, 5.00%, 07/01/54	425	366,319
Arizona Industrial Development Authority, Refunding RB(b)
Series A, 5.50%, 07/01/52	130	126,051
Series G, 5.00%, 07/01/47	435	392,481
City of Phoenix Civic Improvement Corp., RB, Junior Lien, 5.25%, 07/01/47	2,425	2,672,958
Glendale Industrial Development Authority, RB, 5.00%, 05/15/56	65	55,317
Industrial Development Authority of the City of Phoenix Arizona, RB, Series A, 5.00%, 07/01/46(b)	2,120	1,960,189
Industrial Development Authority of the County of Pima, RB, 5.00%, 07/01/34(b)	400	398,188
Industrial Development Authority of the County of Pima, Refunding RB, 5.00%, 06/15/49(b)	300	275,946
Maricopa County Industrial Development Authority, Refunding RB, Series A, 4.13%, 09/01/38	775	784,544
Maricopa County Pollution Control Corp., Refunding RB, Series B, 3.60%, 04/01/40	1,400	1,180,879
Salt Verde Financial Corp., RB
5.00%, 12/01/32	3,500	3,683,611
5.00%, 12/01/37	5,235	5,553,757
		18,455,457
Arkansas — 1.5%
Arkansas Development Finance Authority, RB
AMT, 4.75%, 09/01/49(b)	4,235	4,127,997
AMT, Sustainability Bonds, 5.70%, 05/01/53	1,170	1,196,498
City of Benton Arkansas Sales & Use Tax, RB, (AGM), 4.00%, 06/01/39	505	499,139
City of Fort Smith Arkansas Water & Sewer Revenue, Refunding RB, Subordinate, 4.00%, 10/01/40	840	822,337
City of Springdale Arkansas Sales & Use Tax Revenue, RB, Series B, (BAM), 4.13%, 08/01/47	3,085	3,077,235
Pulaski County Public Facilities Board, RB, 5.00%, 12/01/42	465	466,512
		10,189,718
Security	Par (000)	Value
California — 5.0%
California Enterprise Development Authority, RB, 8.00%, 11/15/62(b)	$1,025	$ 1,005,664
California Health Facilities Financing Authority, Refunding RB, Series A, 4.00%, 08/15/48	3,675	3,554,447
California Municipal Finance Authority, ARB, AMT, Senior Lien, 5.00%, 12/31/43	800	788,742
California Municipal Finance Authority, RB, S/F Housing
Series A, 5.25%, 08/15/39	185	185,232
Series A, 5.25%, 08/15/49	460	460,717
California Pollution Control Financing Authority, RB, AMT, 5.00%, 11/21/45(b)	1,755	1,754,873
Carlsbad Unified School District, GO, Series B, 6.00%, 05/01/34(c)	1,000	1,000,057
City of Los Angeles Department of Airports, Refunding ARB, AMT, Subordinate, 5.00%, 05/15/46	830	867,559
CSCDA Community Improvement Authority, RB, M/F Housing(b)
Sustainability Bonds, 4.00%, 12/01/56	440	320,591
Series A, Sustainability Bonds, 4.00%, 06/01/58	970	693,455
Hartnell Community College District, GO, Series D, 7.00%, 08/01/34(c)	1,650	1,857,083
Norwalk-La Mirada Unified School District, Refunding GO, Series E, Election 2002, (AGC), 0.00%, 08/01/38(d)	8,000	4,725,429
Palomar Community College District, GO
Series B, Convertible, 0.00%, 08/01/39(c)	2,605	2,965,174
Series B, Election 2006, 0.00%, 08/01/30(d)	1,500	1,237,099
San Diego Community College District, GO, Election 2002, 6.00%, 08/01/27(c)(e)	2,800	3,066,880
San Diego County Regional Airport Authority, ARB
Series B, AMT, 5.00%, 07/01/47	1,515	1,538,899
Series B, AMT, Subordinate, 5.00%, 07/01/56	2,150	2,194,367
San Diego Unified School District, GO(d)(f)
Class A, 0.00%, 07/01/29	5,315	4,528,924
Series A, 0.00%, 07/01/29	685	583,690
Washington Township Health Care District, GO, Series B, Election 2004, 5.50%, 08/01/40	920	924,261
		34,253,143
Colorado — 3.1%
Board of Governors of Colorado State University System, Refunding RB, Series C, 4.00%, 03/01/47	5,650	5,342,945
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series D, AMT, 5.75%, 11/15/45	1,160	1,282,126
City & County of Denver Colorado Pledged Excise Tax Revenue, RB, CAB(d)
Series A-2, 0.00%, 08/01/37	1,490	782,157
Series A-2, 0.00%, 08/01/38	915	490,495
Colorado Educational & Cultural Facilities Authority, RB, 5.50%, 07/01/40	2,510	2,511,707
Colorado Health Facilities Authority, RB
5.50%, 11/01/47	480	526,420
5.25%, 11/01/52	1,000	1,060,600
Colorado Health Facilities Authority, Refunding RB
Series A, 5.00%, 08/01/44	4,415	4,579,841
Series A, 4.00%, 11/15/46	1,610	1,550,435
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Colorado (continued)
Colorado Health Facilities Authority, Refunding RB (continued)
Series A, 4.00%, 08/01/49	$1,950	$ 1,793,049
Series A, 4.00%, 11/15/50	1,480	1,391,342
		21,311,117
Connecticut — 0.1%
Connecticut State Health & Educational Facilities Authority, RB
5.25%, 07/15/48	390	415,838
4.25%, 07/15/53	525	501,266
		917,104
Delaware — 0.5%
County of Kent Delaware, RB
Series A, 5.00%, 07/01/40	330	330,757
Series A, 5.00%, 07/01/53	775	738,670
Delaware State Health Facilities Authority, RB, 5.00%, 06/01/48	2,180	2,081,850
		3,151,277
District of Columbia — 3.9%
District of Columbia Income Tax Revenue, RB, Series A, 5.25%, 05/01/48	3,490	3,775,905
District of Columbia, Refunding RB, 5.00%, 10/01/48	1,695	1,702,947
District of Columbia, TA, 5.13%, 06/01/41	1,195	1,196,225
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB
Series A, AMT, 4.00%, 10/01/39	1,060	1,030,099
Series A, AMT, 5.25%, 10/01/48	1,395	1,471,536
Metropolitan Washington Airports Authority Dulles Toll Road Revenue, Refunding RB
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/34(d)	10,170	6,789,866
Series B, 2nd Senior Lien, (AGC), 0.00%, 10/01/35(d)	13,485	8,543,721
Series B, Subordinate, 4.00%, 10/01/49	2,000	1,811,593
Washington Metropolitan Area Transit Authority Dedicated Revenue, RB, Series A, Sustainability Bonds, 4.00%, 07/15/46	875	821,475
		27,143,367
Florida — 6.6%
Broward County Florida Water & Sewer Utility Revenue, RB, Series A, 4.00%, 10/01/45	585	563,246
Capital Trust Agency, Inc., RB(b)
5.00%, 01/01/55	305	250,882
Series A, 5.00%, 06/01/45	480	421,165
Series A, 5.50%, 06/01/57	170	154,047
City of Gainesville Florida Utilities System Revenue, Refunding RB, Series A, 5.00%, 10/01/47	4,115	4,270,663
City of South Miami Health Facilities Authority, Inc., Refunding RB, 5.00%, 08/15/42	1,290	1,308,515
City of Tampa Florida, RB
Series A, 4.00%, 11/15/46	1,930	1,799,037
Series B, 5.00%, 07/01/50	2,685	2,755,734
City of Tampa Florida, RB, CAB(d)
Series A, 0.00%, 09/01/49	285	77,879
Series A, 0.00%, 09/01/53	160	34,906
County of Broward Florida Airport System Revenue, ARB, Series A, AMT, 5.00%, 10/01/49	1,000	1,017,637
Security	Par (000)	Value
Florida (continued)
County of Miami-Dade Florida Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/44	$4,695	$ 4,779,406
County of Miami-Dade Florida Aviation Revenue, Refunding RB, Series A, AMT, 5.00%, 10/01/28	2,650	2,659,766
County of Miami-Dade Seaport Department, Refunding RB, Series A-1, AMT, (AGM), 4.00%, 10/01/45	2,180	2,009,880
County of Osceola Florida Transportation Revenue, Refunding RB, CAB(d)
Series A-2, 0.00%, 10/01/46	885	264,393
Series A-2, 0.00%, 10/01/47	1,040	293,566
Series A-2, 0.00%, 10/01/49	155	36,718
County of Pasco Florida, RB, (AGM), 5.75%, 09/01/54	500	552,575
Cypress Bluff Community Development District, SAB, Series A, 3.80%, 05/01/50(b)	430	333,925
Escambia County Health Facilities Authority, Refunding RB, 4.00%, 08/15/45	1,765	1,540,665
Esplanade Lake Club Community Development District, SAB, Series A-1, 4.13%, 11/01/50	615	502,294
Florida Development Finance Corp., RB
6.50%, 06/30/57(b)	925	883,332
Series A, 5.00%, 06/15/56	75	70,589
AMT, 5.00%, 05/01/29(b)	270	269,427
Florida Development Finance Corp., Refunding RB
5.00%, 09/15/50(b)	270	232,826
AMT, 12.00%, 07/15/32(a)(b)	2,310	2,383,975
AMT, (AGM), 5.25%, 07/01/53	8,095	8,433,332
Hillsborough County Aviation Authority, ARB, Class A, AMT, 5.00%, 10/01/48	1,730	1,752,412
Lakewood Ranch Stewardship District, SAB, 05/01/54(g)	570	601,844
Lee County Housing Finance Authority, RB, S/F Housing, Series A-2, (FHLMC, FNMA, GNMA), 6.00%, 09/01/40	15	15,014
Orange County Health Facilities Authority, RB, Series A, 5.00%, 10/01/53	1,075	1,113,808
Palm Beach County Health Facilities Authority, Refunding RB, 4.00%, 08/15/49	1,185	1,056,110
Southern Groves Community Development District No. 5, Refunding SAB, 4.00%, 05/01/43	220	186,745
Stevens Plantation Community Development District, SAB, Series A, 7.10%, 05/01/35(h)(i)	800	536,091
Trout Creek Community Development District, SAB
4.00%, 05/01/40	630	550,546
4.00%, 05/01/51	1,050	838,832
Village Community Development District No. 15, SAB, 5.25%, 05/01/54(b)	600	605,628
Westside Community Development District, SAB, 4.00%, 05/01/50	815	662,125
		45,819,535
Georgia — 3.6%
City of Atlanta Georgia Department of Aviation, Refunding ARB, Series B, AMT, 5.00%, 07/01/52	1,520	1,571,233
Cobb County Kennestone Hospital Authority, RB, 4.00%, 04/01/52	3,165	2,895,693
Dalton Whitfield County Joint Development Authority, RB, 4.00%, 08/15/48	2,615	2,427,432
Development Authority for Fulton County, RB, 5.00%, 06/15/56	7,240	7,710,342
East Point Business & Industrial Development Authority, RB, Series A, 5.25%, 06/15/62(b)	535	502,152

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Georgia (continued)
Gainesville & Hall County Hospital Authority, RB, Series A, 4.00%, 02/15/51	$1,460	$ 1,320,231
Main Street Natural Gas, Inc., RB, Series A, 5.00%, 06/01/53(a)	7,815	8,161,438
Municipal Electric Authority of Georgia, RB, Series A, 5.00%, 01/01/59	480	485,400
		25,073,921
Hawaii — 0.1%
State of Hawaii Airports System Revenue, COP
AMT, 5.25%, 08/01/25	425	425,130
AMT, 5.25%, 08/01/26	460	460,138
		885,268
Idaho — 0.4%
Idaho Housing & Finance Association, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.60%, 01/01/49	860	828,827
Power County Industrial Development Corp., RB, 6.45%, 08/01/32	2,000	2,003,109
		2,831,936
Illinois — 8.1%
Chicago Board of Education, GO
Series A, 5.00%, 12/01/34	1,760	1,863,254
Series A, 5.00%, 12/01/40	1,410	1,434,788
Series A, 5.00%, 12/01/42	1,480	1,464,860
Series C, 5.25%, 12/01/35	2,655	2,655,065
Series D, 5.00%, 12/01/46	3,480	3,473,863
Series H, 5.00%, 12/01/36	585	594,079
Chicago Board of Education, Refunding GO
Series C, 5.00%, 12/01/27	500	517,393
Series C, 5.00%, 12/01/34	475	486,267
Series G, 5.00%, 12/01/34	315	323,524
Chicago Midway International Airport, Refunding ARB, Series B, 5.00%, 01/01/46	2,240	2,259,044
Chicago O’Hare International Airport, ARB, Series D, AMT, Senior Lien, 5.00%, 01/01/47	1,130	1,135,681
Chicago O’Hare International Airport, Refunding ARB
Series A, AMT, Senior Lien, 4.38%, 01/01/53	1,390	1,299,746
Series B, Senior Lien, 5.00%, 01/01/53	1,040	1,072,511
City of Chicago Illinois Wastewater Transmission Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 01/01/58	885	941,298
City of Chicago Illinois Waterworks Revenue, RB, Series A, 2nd Lien, (AGM), 5.25%, 11/01/53	1,445	1,531,245
Illinois Finance Authority, RB
Series A, 5.00%, 02/15/37	820	820,775
Series A, 5.00%, 02/15/50	130	119,527
Illinois Finance Authority, Refunding RB
Series A, 4.00%, 07/15/47	1,485	1,398,667
Series C, 4.00%, 02/15/41	1,945	1,842,887
Series C, 5.00%, 02/15/41	555	565,878
Illinois State Toll Highway Authority, RB
Series A, 5.00%, 01/01/40	5,625	5,684,492
Series B, 5.00%, 01/01/40	2,250	2,286,184
Metropolitan Pier & Exposition Authority, RB, 5.00%, 06/15/57	2,370	2,390,686
Metropolitan Pier & Exposition Authority, Refunding RB(d)
Series B, (AGM), 0.00%, 06/15/44	3,765	1,471,543
Series B, (AGM), 0.00%, 06/15/47	22,775	7,393,919
Security	Par (000)	Value
Illinois (continued)
State of Illinois, GO
5.25%, 02/01/31	$1,485	$ 1,488,594
5.25%, 02/01/32	2,365	2,367,372
5.00%, 02/01/39	1,910	1,909,901
5.50%, 05/01/39	795	859,833
Series B, 5.25%, 05/01/41	1,770	1,893,147
Series D, 5.00%, 11/01/28	900	940,247
State of Illinois, Refunding GO, Series B, 5.00%, 10/01/27	90	93,999
University of Illinois, RB, Series A, 5.00%, 04/01/44	1,225	1,225,139
		55,805,408
Indiana — 1.6%
City of Valparaiso Indiana, RB
AMT, 6.75%, 01/01/34	975	975,483
AMT, 7.00%, 01/01/44	2,355	2,356,040
City of Valparaiso Indiana, Refunding RB(b)
AMT, 4.50%, 01/01/34	430	433,198
AMT, 4.88%, 01/01/44	375	379,436
Indiana Housing & Community Development Authority, RB, S/F Housing, Series A-1, (FHLMC, FNMA, GNMA), 4.65%, 07/01/49	2,475	2,419,545
Indianapolis Local Public Improvement Bond Bank, RB
5.25%, 02/01/48	665	724,379
Series F1, Subordinate, (BAM), 5.00%, 03/01/53	3,950	4,086,515
		11,374,596
Iowa — 0.2%
Iowa Finance Authority, Refunding RB, Series E, 4.00%, 08/15/46	1,450	1,316,350
Iowa Student Loan Liquidity Corp., Refunding RB, Series B, AMT, 3.00%, 12/01/39	175	171,237
		1,487,587
Kansas — 0.1%
Ellis County Unified School District No. 489 Hays, Refunding GO, Series B, (AGM), 4.00%, 09/01/52	705	657,839
Kentucky — 1.4%
County of Boyle Kentucky, Refunding RB, 5.00%, 06/01/37(e)	2,500	2,588,194
Fayette County School District Finance Corp., RB
5.00%, 06/01/44	860	908,065
(BAM-TCRS), 5.00%, 06/01/46	760	797,578
(BAM-TCRS), 5.00%, 06/01/47	1,155	1,208,365
Kentucky Economic Development Finance Authority, Refunding RB, Series A, 5.00%, 08/01/44	735	752,193
Kentucky Public Transportation Infrastructure Authority, RB, CAB(c)
Convertible, 6.45%, 07/01/34	500	586,230
Convertible, 6.60%, 07/01/39	830	952,985
Convertible, 6.75%, 07/01/43	1,770	2,001,934
		9,795,544
Louisiana — 1.7%
Lafayette Parish School Board Sale Tax Revenue, RB, 4.00%, 04/01/53	995	918,160
Lake Charles Harbor & Terminal District, ARB, Series B, AMT, (AGM), 5.50%, 01/01/29	1,500	1,501,255
Louisiana Public Facilities Authority, RB
5.25%, 10/01/48	1,330	1,389,383
5.25%, 10/01/53	2,810	2,913,782
Louisiana Public Facilities Authority, Refunding RB, 5.00%, 05/15/47	1,635	1,648,077
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Louisiana (continued)
Louisiana Stadium & Exposition District, Refunding RB, Series A, 5.00%, 07/01/48	$2,990	$ 3,148,107
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.25%, 05/15/35	495	495,374
		12,014,138
Maryland — 0.8%
Anne Arundel County Consolidated Special Taxing District, ST
5.13%, 07/01/36	170	170,083
5.25%, 07/01/44	170	170,010
Howard County Housing Commission, RB, M/F Housing, 5.00%, 12/01/42	1,430	1,449,545
Maryland Health & Higher Educational Facilities Authority, RB
Series B, 4.00%, 04/15/50	1,645	1,512,260
Series C, 5.00%, 05/15/45	2,125	2,150,927
		5,452,825
Massachusetts — 2.9%
Commonwealth of Massachusetts, GO
Series C, 5.00%, 10/01/47	1,195	1,278,622
Series C, 5.00%, 10/01/52	1,240	1,314,231
Massachusetts Development Finance Agency, RB
5.00%, 01/01/48	1,115	1,086,889
5.00%, 10/01/48	830	766,969
Series A, 5.25%, 01/01/42	1,110	1,120,055
Series A, 5.00%, 01/01/47	5,005	4,904,796
Massachusetts Development Finance Agency, Refunding RB
4.00%, 07/01/39	1,140	1,052,102
5.00%, 04/15/40	400	397,979
Series A, 5.00%, 10/01/35	500	505,576
Series A, 5.00%, 10/01/43	750	747,720
Series P, 5.45%, 05/15/59	2,010	2,206,765
Massachusetts Educational Financing Authority, RB, Series B, AMT, 2.63%, 07/01/36	25	24,731
Massachusetts Educational Financing Authority, Refunding RB, Series B, AMT, 3.63%, 07/01/34	30	30,487
Massachusetts Housing Finance Agency, RB, M/F Housing, Series A, 3.80%, 12/01/43	160	139,100
Massachusetts Port Authority, ARB, Series E, AMT, 5.00%, 07/01/46	3,100	3,214,864
Massachusetts Port Authority, Refunding ARB, Series A, AMT, 5.00%, 07/01/47	1,500	1,510,654
		20,301,540
Michigan — 5.6%
City of Detroit Michigan Water Supply System Revenue, RB, Series B, 2nd Lien, (AGM), 6.25%, 07/01/36	5	5,009
City of Lansing Michigan, Refunding GO, Series B, (AGM), 4.13%, 06/01/48	1,360	1,259,535
Eastern Michigan University, RB, Series A, 4.00%, 03/01/28(e)	45	46,632
Great Lakes Water Authority Sewage Disposal System Revenue, RB
Series B, 2nd Lien, 5.25%, 07/01/47	1,490	1,616,323
Series B, 2nd Lien, 5.50%, 07/01/52	3,525	3,857,448
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,759,655
Great Lakes Water Authority Water Supply System Revenue, RB
Series A, Senior Lien, 5.25%, 07/01/52	3,525	3,760,726
Security	Par (000)	Value
Michigan (continued)
Great Lakes Water Authority Water Supply System Revenue, RB (continued)
Series B, Senior Lien, 5.50%, 07/01/52	$3,525	$ 3,816,920
Michigan Finance Authority, RB
4.00%, 02/15/47	4,815	4,443,670
4.00%, 02/15/50	3,140	2,870,403
5.50%, 02/28/57	355	379,746
4.00%, 02/15/44	1,875	1,766,725
Michigan Finance Authority, Refunding RB
4.00%, 11/15/46	570	523,178
Series A, 4.00%, 12/01/49	4,100	3,789,278
Michigan State Building Authority, Refunding RB, Series I, 4.00%, 10/15/52	710	658,092
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 3.80%, 10/01/38	1,690	1,580,489
Michigan Strategic Fund, RB, AMT, 5.00%, 12/31/43	1,795	1,769,209
State of Michigan Trunk Line Revenue, RB, 4.00%, 11/15/46	905	867,050
State of Michigan Trunk Line Revenue, RB, BAB, 5.00%, 11/15/46	1,980	2,130,288
		38,900,376
Minnesota — 1.0%
City of Spring Lake Park Minnesota, RB, 5.00%, 06/15/39	1,080	1,048,306
Duluth Economic Development Authority, Refunding RB
Series A, 4.25%, 02/15/48	3,800	3,469,209
Series A, 5.25%, 02/15/53	415	421,805
Series A, 5.25%, 02/15/58	1,605	1,631,370
Minneapolis-St Paul Metropolitan Airports Commission, Refunding RB, Sub Series D, AMT, 5.00%, 01/01/41	290	295,247
		6,865,937
Mississippi — 0.5%
Mississippi Development Bank, RB, (AGM), 6.88%, 12/01/40	3,595	3,602,123
Missouri — 0.8%
Health & Educational Facilities Authority of the State of Missouri, Refunding RB, Series A, 4.00%, 02/15/49	1,910	1,745,540
Kansas City Industrial Development Authority, ARB, Class B, AMT, 5.00%, 03/01/54	3,530	3,608,869
		5,354,409
Montana — 0.0%
Montana Board of Housing, RB, S/F Housing
Series B-2, 3.50%, 12/01/42	60	60,060
Series B-2, 3.60%, 12/01/47	100	84,397
		144,457
Nebraska — 0.1%
Douglas County Hospital Authority No. 3, Refunding RB, 5.00%, 11/01/45	400	403,082
Nevada — 0.8%
Carson City Nevada, Refunding RB, 5.00%, 09/01/42	650	655,131
County of Clark Department of Aviation, Refunding RB, Series A-2, Sub Lien, 4.25%, 07/01/36	1,000	1,000,928
Las Vegas Valley Water District, GO, Series A, 4.00%, 06/01/51	2,690	2,490,897
Tahoe-Douglas Visitors Authority, RB
5.00%, 07/01/40	595	609,232
5.00%, 07/01/45	420	424,811
		5,180,999

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New Hampshire — 0.7%
New Hampshire Business Finance Authority, RB, M/F Housing, Series 2, 4.25%, 07/20/41	$974	$ 947,457
New Hampshire Business Finance Authority, Refunding RB(b)
Series B, 4.63%, 11/01/42	2,095	1,867,444
Series C, AMT, 4.88%, 11/01/42	1,140	1,025,930
New Hampshire Housing Finance Authority, RB, M/F Housing, Series 1, 4.00%, 07/01/52	800	649,844
		4,490,675
New Jersey — 7.7%
Casino Reinvestment Development Authority, Inc., Refunding RB
5.25%, 11/01/39	1,265	1,272,614
5.25%, 11/01/44	1,885	1,892,187
New Jersey Economic Development Authority, ARB, Series B, AMT, 5.63%, 11/15/30	660	666,932
New Jersey Economic Development Authority, RB
5.00%, 12/15/28(e)	60	65,443
5.00%, 06/15/34	365	396,572
5.00%, 06/15/36	460	495,060
5.00%, 06/15/43	100	103,944
Class A, 5.25%, 11/01/47	4,795	5,164,757
Series A, 5.00%, 06/15/47	2,500	2,560,369
Series B, 4.50%, 06/15/40	1,270	1,294,677
Series EEE, 5.00%, 06/15/48	4,275	4,405,878
Series UU, 5.00%, 06/15/24(e)	80	80,128
Series UU, 5.00%, 06/15/40	345	345,456
AMT, (AGM), 5.00%, 01/01/31	790	790,300
AMT, (AGM), 5.13%, 07/01/42	200	200,120
AMT, 5.38%, 01/01/43	3,000	3,001,380
New Jersey Economic Development Authority, Refunding SAB
6.50%, 04/01/28	3,515	3,520,770
5.75%, 04/01/31	2,675	2,436,162
New Jersey Higher Education Student Assistance Authority, Refunding RB
Series B, AMT, 4.00%, 12/01/41	3,390	3,313,330
Series C, AMT, Subordinate, 5.00%, 12/01/52	3,425	3,444,866
New Jersey Housing & Mortgage Finance Agency, RB, S/F Housing, Series K, 4.55%, 10/01/44	810	810,960
New Jersey Housing & Mortgage Finance Agency, Refunding RB, Series A, AMT, 3.80%, 10/01/32	1,100	1,022,829
New Jersey Transportation Trust Fund Authority, RB
4.13%, 06/15/39	1,040	1,043,412
5.25%, 06/15/43	2,810	2,955,996
5.00%, 06/15/46	2,070	2,138,740
5.00%, 06/15/48	4,075	4,295,164
Series AA, 5.00%, 06/15/45	900	906,450
Series AA, 5.00%, 06/15/46	400	402,741
New Jersey Transportation Trust Fund Authority, RB, CAB, Series A, 0.00%, 12/15/35(d)	1,000	640,973
New Jersey Transportation Trust Fund Authority, Refunding RB
Series A, 5.00%, 06/15/37	1,440	1,596,588
Series A, 5.25%, 06/15/42	575	632,865
Security	Par (000)	Value
New Jersey (continued)
Passaic Valley Water Commission, RB, (AGM), 4.00%, 12/01/53	$645	$ 591,853
Tobacco Settlement Financing Corp., Refunding RB, Series A, 5.00%, 06/01/46	650	664,431
		53,153,947
New Mexico — 0.0%
City of Santa Fe New Mexico, RB, Series A, 5.00%, 05/15/44	200	183,535
New York — 12.1%
City of New York, GO
Series A, 5.00%, 08/01/46	2,265	2,419,241
Series A, 5.00%, 08/01/48	4,750	5,047,369
Series A-1, 4.00%, 09/01/46	2,175	2,040,209
Series C, 5.00%, 08/01/43	805	852,616
Erie Tobacco Asset Securitization Corp., Refunding RB, Series A, 5.00%, 06/01/45	3,585	3,384,714
Metropolitan Transportation Authority, Refunding RB
Series A, (BAM), 4.00%, 11/15/48	2,770	2,610,431
Series C-1, 5.00%, 11/15/56	2,670	2,696,468
Series C-1, 5.25%, 11/15/56	10	10,166
Series C-1, Sustainability Bonds, 4.75%, 11/15/45	1,950	1,993,261
Series C-1, Sustainability Bonds, 5.00%, 11/15/50	370	381,219
Series C-1, Sustainability Bonds, 5.25%, 11/15/55	1,040	1,083,432
New York City Housing Development Corp., RB, M/F Housing, Series E-1, Sustainability Bonds, 4.85%, 11/01/53	2,165	2,172,913
New York City Municipal Water Finance Authority, RB, Sub-Series CC-1, 5.25%, 06/15/54	700	765,913
New York City Municipal Water Finance Authority, Refunding RB, Series BB-1, 4.00%, 06/15/45	855	838,912
New York City Transitional Finance Authority Building Aid Revenue, RB, Series S-1, Subordinate, (SAW), 4.00%, 07/15/42	1,015	1,014,946
New York City Transitional Finance Authority Future Tax Secured Revenue, RB, Series F-1, Subordinate, 4.00%, 02/01/51	6,500	6,179,553
New York Counties Tobacco Trust IV, Refunding RB
Series A, 5.00%, 06/01/38	1,385	1,320,176
Series A, 6.25%, 06/01/41(b)	3,000	3,000,608
New York Counties Tobacco Trust VI, Refunding RB
Series A-2B, 5.00%, 06/01/45	255	237,966
Series A-2B, 5.00%, 06/01/51	245	221,795
New York Liberty Development Corp., Refunding RB
Class 1, 5.00%, 11/15/44(b)	3,920	3,922,449
Class 2, 5.38%, 11/15/40(b)	1,450	1,462,457
Series A, Sustainability Bonds, (BAM-TCRS), 3.00%, 11/15/51	4,565	3,372,182
Series A, Sustainability Bonds, 3.00%, 11/15/51	1,685	1,212,565
New York Power Authority, RB, Series A, Sustainability Bonds, (AGM), 5.13%, 11/15/58	1,305	1,401,822
New York Power Authority, Refunding RB, Series A, Sustainability Bonds, 4.00%, 11/15/55	1,160	1,084,707
New York State Dormitory Authority, Refunding RB, Series A, 4.00%, 03/15/54	1,895	1,760,681
New York State Urban Development Corp., RB
Series A, 4.00%, 03/15/45	3,000	2,894,024
Series A, 4.00%, 03/15/49	1,600	1,497,958
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
New York (continued)
New York State Urban Development Corp., Refunding RB
4.00%, 03/15/49	$1,850	$ 1,732,014
Series A, 4.00%, 03/15/44	7,275	7,025,091
New York Transportation Development Corp., ARB, AMT, 5.63%, 04/01/40	1,265	1,369,031
New York Transportation Development Corp., RB
AMT, 5.00%, 10/01/35	1,910	2,012,250
AMT, Sustainability Bonds, 6.00%, 06/30/54	1,935	2,120,312
Port Authority of New York & New Jersey, Refunding ARB
Series 198, 5.25%, 11/15/56	715	732,047
AMT, 5.00%, 01/15/47	4,860	5,045,128
Triborough Bridge & Tunnel Authority Sales Tax Revenue, RB, Series A, 4.13%, 05/15/53	6,415	6,051,040
TSASC, Inc., Refunding RB, Series A, 5.00%, 06/01/41	535	542,900
Westchester Tobacco Asset Securitization Corp., Refunding RB, Sub-Series C, 4.00%, 06/01/42	290	265,886
		83,776,452
North Carolina — 0.1%
University of North Carolina at Chapel Hill, RB, 5.00%, 02/01/49	460	487,536
Ohio — 1.7%
Buckeye Tobacco Settlement Financing Authority, Refunding RB
Series A-2, Class 1, 4.00%, 06/01/48	610	546,079
Series B-2, Class 2, 5.00%, 06/01/55	7,865	7,129,184
County of Franklin Ohio, RB
Series A, 4.00%, 12/01/44	365	343,813
Series A, 5.00%, 12/01/47	290	296,297
County of Hamilton Ohio, RB, Series CC, 5.00%, 11/15/49	550	600,651
County of Hamilton Ohio, Refunding RB, 4.00%, 08/15/50	1,085	973,715
Ohio Housing Finance Agency, RB, S/F Housing, Series A, (FHLMC, FNMA, GNMA), 4.00%, 09/01/48	50	49,027
State of Ohio, Refunding RB, Series A, 4.00%, 01/15/50	2,250	2,051,180
		11,989,946
Oklahoma — 0.5%
Creek County Educational Facilities Authority, RB, (BAM), 4.13%, 09/01/48	890	850,427
Oklahoma Development Finance Authority, RB, Series B, 5.50%, 08/15/52	1,080	1,096,727
Oklahoma Turnpike Authority, RB, Series A, 4.00%, 01/01/48	640	608,540
Oklahoma Water Resources Board, RB, (OK CERF), 4.00%, 04/01/48	950	902,842
		3,458,536
Oregon — 0.1%
Clackamas County School District No. 12 North Clackamas, GO, CAB, Series A, 0.00%, 06/15/38(d)	510	255,420
State of Oregon Housing & Community Services Department, RB, S/F Housing, Series C, 3.95%, 07/01/43	110	99,443
		354,863
Security	Par (000)	Value
Pennsylvania — 4.8%
Allegheny County Airport Authority, ARB, Series A, AMT, (AGM-CR), 4.00%, 01/01/56	$1,670	$ 1,503,615
Lancaster Industrial Development Authority, RB, 5.00%, 12/01/44	780	781,120
Montgomery County Higher Education and Health Authority, Refunding RB
4.00%, 09/01/51	1,430	1,250,196
5.00%, 09/01/48	980	990,486
Montgomery County Industrial Development Authority, RB, Series C, 5.00%, 11/15/45	605	610,253
Northampton County General Purpose Authority, Refunding RB, 4.00%, 11/01/38	2,595	2,621,850
Pennsylvania Economic Development Financing Authority, RB
5.00%, 06/30/42	390	389,435
AMT, 5.50%, 06/30/40	2,000	2,198,118
AMT, 5.75%, 06/30/48	3,150	3,409,911
Pennsylvania Economic Development Financing Authority, Refunding RB, AMT, 5.50%, 11/01/44	1,905	1,875,679
Pennsylvania Higher Education Assistance Agency, RB, Series B, AMT, Subordinate, 3.00%, 06/01/47	85	61,491
Pennsylvania Housing Finance Agency, Refunding RB, S/F Housing, Series 142-A, Sustainability Bonds, 5.00%, 10/01/50	1,130	1,156,972
Pennsylvania Turnpike Commission Oil Franchise Tax Revenue, Refunding RB
Series A, 4.00%, 12/01/51	9,445	8,931,135
Series B, 4.00%, 12/01/53	1,435	1,262,334
Pennsylvania Turnpike Commission, RB
Series A, 5.00%, 12/01/44	1,380	1,386,265
Sub-Series B-1, 5.25%, 06/01/47	1,170	1,203,608
Series A, Subordinate, 4.00%, 12/01/50	1,075	988,881
Series A, Subordinate, (BAM-TCRS), 4.00%, 12/01/50	535	508,649
Series B, Subordinate, 4.00%, 12/01/51	610	556,899
Pennsylvania Turnpike Commission, Refunding RB, Series C, 4.00%, 12/01/51	1,555	1,463,819
		33,150,716
Puerto Rico — 5.3%
Commonwealth of Puerto Rico, GO
Series A-1, Restructured, 5.63%, 07/01/29	3,910	4,213,078
Series A-1, Restructured, 5.75%, 07/01/31	3,524	3,922,035
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB
Series A-1, Restructured, 4.75%, 07/01/53	9,243	9,016,015
Series A-1, Restructured, 5.00%, 07/01/58	11,123	11,072,871
Series A-2, Restructured, 4.78%, 07/01/58	2,097	2,033,649
Series B-2, Restructured, 4.78%, 07/01/58	412	399,916
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue, RB, CAB, Series A-1, Restructured, 0.00%, 07/01/46(d)	19,562	6,095,539
		36,753,103
Rhode Island — 2.0%
Rhode Island Health and Educational Building Corp., Refunding RB, Series A, (AGM), 3.75%, 05/15/32	1,155	1,160,803
Rhode Island Housing & Mortgage Finance Corp., RB, M/F Housing, Series 3-B, 4.13%, 10/01/49	295	247,683
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing
Series A, (GNMA), 4.45%, 10/01/44	1,550	1,505,867

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Rhode Island (continued)
Rhode Island Housing & Mortgage Finance Corp., RB, S/F Housing (continued)
Series A, (GNMA), 4.60%, 10/01/49	$10,230	$ 9,993,407
Rhode Island Student Loan Authority, RB, Series A, AMT, 3.63%, 12/01/37	735	677,928
		13,585,688
South Carolina — 1.5%
County of Berkeley South Carolina, SAB
4.25%, 11/01/40	315	278,614
4.38%, 11/01/49	470	388,394
Patriots Energy Group Financing Agency, RB, Series A1, 5.25%, 10/01/54(a)	1,575	1,656,862
South Carolina Jobs-Economic Development Authority, RB, 5.00%, 01/01/55(b)	845	694,301
South Carolina Jobs-Economic Development Authority, Refunding RB
4.00%, 12/01/44	2,015	1,896,728
Series A, 5.00%, 05/01/43	1,680	1,710,974
Series A, 4.25%, 05/01/48	1,445	1,343,921
South Carolina Ports Authority, ARB, Series B, AMT, 4.00%, 07/01/49	1,745	1,531,865
South Carolina Public Service Authority, RB, Series E, 5.00%, 12/01/48	440	440,049
South Carolina Public Service Authority, Refunding RB, Series A, 5.00%, 12/01/36	175	178,779
South Carolina State Housing Finance & Development Authority, Refunding RB, S/F Housing, Series A, 4.95%, 07/01/53	205	218,268
		10,338,755
South Dakota — 0.1%
City of Rapid City South Dakota Sales Tax Revenue, RB, 4.00%, 12/01/26(e)	740	754,747
Tennessee — 2.7%
Knox County Health Educational & Housing Facility Board, RB, Series A-1, (BAM), 5.50%, 07/01/59	430	458,723
Memphis-Shelby County Airport Authority, ARB
Series A, AMT, 5.00%, 07/01/45	3,515	3,574,560
Series A, AMT, 5.00%, 07/01/49	11,275	11,380,997
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, RB, 5.25%, 05/01/48	555	590,672
Metropolitan Government Nashville & Davidson County Health & Educational Facilities Board, Refunding RB
4.00%, 10/01/49	230	193,970
5.25%, 10/01/58	2,280	2,311,780
		18,510,702
Texas — 8.1%
Arlington Higher Education Finance Corp., RB(b)
7.50%, 04/01/62	1,165	1,161,635
7.88%, 11/01/62	1,005	1,004,692
City of Austin Texas Airport System Revenue, ARB
AMT, 5.25%, 11/15/47	2,500	2,634,504
Series B, AMT, 5.00%, 11/15/44	1,290	1,324,057
City of Garland Texas Electric Utility System Revenue, Refunding RB, (AGM), 4.25%, 03/01/48	275	267,119
City of Houston Texas Airport System Revenue, Refunding RB
Sub-Series A, AMT, 4.00%, 07/01/40	1,525	1,473,403
Sub-Series A, AMT, 4.00%, 07/01/46	1,390	1,273,835
Security	Par (000)	Value
Texas (continued)
City of Houston Texas Airport System Revenue, Refunding RB (continued)
Sub-Series A, AMT, 4.00%, 07/01/48	$3,420	$ 3,144,041
Dallas Fort Worth International Airport, Refunding RB, Series B, 4.00%, 11/01/45	5,000	4,735,728
Gunter Independent School District, GO, (PSF), 4.00%, 02/15/53	470	427,726
Harris County Cultural Education Facilities Finance Corp., Refunding RB, 4.00%, 10/01/47	655	611,577
Harris County Flood Control District, Refunding GO, Series A, Sustainability Bonds, 4.00%, 09/15/48	1,340	1,244,827
Harris County-Houston Sports Authority, Refunding RB, Series G, Senior Lien, (NPFGC), 0.00%, 11/15/41(d)	10,690	3,763,097
Hutto Independent School District, GO, (PSF), 5.00%, 08/01/48	155	165,952
Leander Independent School District, Refunding GO, CAB, Series D, (PSF), 0.00%, 08/15/24(d)(e)	370	219,899
Midland County Fresh Water Supply District No. 1, RB, CAB, Series A, 0.00%, 09/15/27(d)(e)	14,680	7,376,866
New Hope Cultural Education Facilities Finance Corp., RB, Series A, 5.00%, 08/15/50(b)	455	409,678
North Texas Tollway Authority, RB, Series B, 0.00%, 09/01/31(d)(e)	2,415	1,217,990
North Texas Tollway Authority, Refunding RB, 4.25%, 01/01/49	2,835	2,686,829
Port Authority of Houston of Harris County Texas, ARB, 1st Lien, 5.00%, 10/01/53	1,375	1,454,253
San Antonio Public Facilities Corp., Refunding RB, Convertible, 4.00%, 09/15/42	5,150	4,881,041
Spring Branch Independent School District, GO, (PSF), 4.00%, 02/01/48	1,275	1,200,856
Tarrant County Cultural Education Facilities Finance Corp., RB
Series A, 4.00%, 07/01/53	6,695	6,020,285
Series A, 5.00%, 07/01/53	2,080	2,159,406
Series B, 5.00%, 07/01/48	2,000	2,041,432
Texas City Industrial Development Corp., RB, Series 2012, 4.13%, 12/01/45	255	224,069
Texas Transportation Commission State Highway 249 System, RB, CAB(d)
0.00%, 08/01/35	270	168,123
0.00%, 08/01/36	145	85,343
0.00%, 08/01/37	195	108,054
0.00%, 08/01/38	200	104,337
0.00%, 08/01/39	1,000	490,034
0.00%, 08/01/43	795	300,826
0.00%, 08/01/44	605	214,120
0.00%, 08/01/45	1,135	378,416
Texas Water Development Board, RB, 4.00%, 10/15/45	1,195	1,158,924
		56,132,974
Utah — 0.6%
City of Salt Lake City Utah Airport Revenue, ARB
Series A, AMT, 5.00%, 07/01/48	1,565	1,584,209
Series A, AMT, 5.00%, 07/01/51	1,340	1,363,523
Utah Charter School Finance Authority, RB
5.00%, 06/15/39(b)	200	194,131
(UT CSCE), 5.00%, 10/15/48	360	361,843
Utah Charter School Finance Authority, Refunding RB
5.00%, 06/15/40(b)	150	145,967
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Utah (continued)
Utah Charter School Finance Authority, Refunding RB (continued)
(UT CSCE), 4.00%, 04/15/42	$400	$ 369,070
5.00%, 06/15/55(b)	385	351,404
		4,370,147
Vermont — 0.0%
Vermont Student Assistance Corp., RB, Series A, AMT, 4.13%, 06/15/30	285	285,052
Virginia — 0.7%
Ballston Quarter Community Development Authority, TA
Series A-1, 5.50%, 03/01/46	185	177,383
Series A-2, 7.13%, 03/01/59(c)	444	332,472
Isle Wight County Industrial Development Authority, RB, (AGM), 5.25%, 07/01/53	1,260	1,344,193
Virginia Beach Development Authority, Refunding RB
5.00%, 09/01/40	520	505,224
4.00%, 09/01/48	375	296,695
Virginia Small Business Financing Authority, RB, AMT, 5.00%, 12/31/52	2,330	2,335,124
		4,991,091
Washington — 1.4%
Port of Seattle Washington, ARB, Series C, AMT, Intermediate Lien, 5.00%, 05/01/42	2,565	2,602,488
Port of Seattle Washington, Refunding ARB, Series C, AMT, Intermediate Lien, 5.00%, 08/01/46	5,645	5,785,545
Washington State Housing Finance Commission, Refunding RB(b)
5.00%, 01/01/38	600	562,159
5.00%, 01/01/43	900	795,078
		9,745,270
West Virginia — 0.4%
West Virginia Hospital Finance Authority, RB, Series A, 4.00%, 06/01/51	2,910	2,626,699
Wisconsin — 0.7%
Public Finance Authority, RB
Class A, 6.00%, 06/15/52	385	348,369
Class A, 6.13%, 06/15/57	435	397,792
Series A, 5.00%, 10/15/40(b)	425	387,898
Series A, 5.00%, 10/15/50(b)	540	457,171
Series A, 5.00%, 07/01/55(b)	300	242,999
Series A, 5.00%, 10/15/55(b)	560	464,222
Series A-1, 4.50%, 01/01/35(b)	220	206,735
Public Finance Authority, Refunding RB
5.00%, 09/01/49(b)	305	244,846
AMT, 4.00%, 08/01/35	280	247,539
Wisconsin Health & Educational Facilities Authority, Refunding RB, 5.00%, 04/01/44	2,005	2,089,589
		5,087,160
Total Municipal Bonds — 109.2% (Cost: $745,234,515)		755,676,760
Security	Par (000)	Value
Municipal Bonds Transferred to Tender Option Bond Trusts(j)
Alabama(a) — 5.7%
Black Belt Energy Gas District, RB
Series C, 5.50%, 10/01/54	$10,400	$ 11,192,476
Series C-1, 5.25%, 02/01/53	14,173	14,824,845
Energy Southeast A Cooperative District, RB, Series B-1, 5.75%, 04/01/54	12,454	13,553,236
		39,570,557
Arizona — 1.8%
Salt River Project Agricultural Improvement & Power District, RB, Series B, 5.00%, 01/01/48	11,390	12,261,207
Colorado — 1.6%
City & County of Denver Colorado Airport System Revenue, Refunding ARB, Series A, AMT, 5.50%, 11/15/53	10,090	10,800,551
District of Columbia — 1.8%
District of Columbia Housing Finance Agency, RB, M/F Housing, Series B-2, 4.10%, 09/01/39	1,300	1,285,083
Metropolitan Washington Airports Authority Aviation Revenue, Refunding ARB, Series A, AMT, 5.00%, 10/01/49	11,190	11,458,336
		12,743,419
Florida — 1.4%
City of Fort Lauderdale Florida Water & Sewer Revenue, RB, Series B, 5.50%, 09/01/53	9,064	10,045,855
Georgia — 1.4%
Main Street Natural Gas, Inc., RB, Series C, 5.00%, 09/01/53(a)	9,240	9,695,179
Massachusetts — 1.2%
Commonwealth of Massachusetts, GO, Series D, 5.00%, 10/01/52	7,710	8,218,709
Michigan — 0.3%
Michigan State Housing Development Authority, RB, M/F Housing, Series A, 4.05%, 10/01/48	2,338	2,198,666
New York — 3.7%
New York City Housing Development Corp., Refunding RB, Series A, 4.15%, 11/01/38	2,710	2,607,704
New York City Municipal Water Finance Authority, RB, Series AA-1, 5.25%, 06/15/52	10,990	11,918,204
New York City Transitional Finance Authority, RB, Series C, 5.25%, 05/01/48	10,070	10,974,436
		25,500,344
Oklahoma — 1.3%
Oklahoma Turnpike Authority, RB, 5.50%, 01/01/53	8,123	8,875,043
Oregon — 0.9%
Port of Portland Oregon Airport Revenue, Refunding ARB, Series 29, AMT, 5.50%, 07/01/48	5,620	6,075,319
Pennsylvania — 1.3%
Pennsylvania Turnpike Commission, Refunding RB, Series B, 5.25%, 12/01/52	8,294	8,955,531
South Carolina — 1.9%
Patriots Energy Group Financing Agency, Refunding RB, Series B-1, 5.25%, 02/01/54(a)	12,603	13,422,197

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)
(Percentages shown are based on Net Assets)
Security	Par (000)	Value
Tennessee — 1.7%
Tennessee Energy Acquisition Corp., RB, Series A, 5.00%, 05/01/52(a)	$11,643	$ 12,152,477
Texas — 5.0%
City of Houston Texas Airport System Revenue, Refunding ARB, Series A, AMT, Subordinate Lien, (AGM), 5.25%, 07/01/48	6,450	6,809,413
City of San Antonio Texas Electric & Gas Systems Revenue, Refunding RB, Series A, 5.50%, 02/01/50	4,400	4,850,970
Denton Independent School District, GO, (PSF), 5.00%, 08/15/48	9,840	10,542,514
Tarrant County Cultural Education Facilities Finance Corp., RB, 5.00%, 11/15/51	4,041	4,222,698
Texas Water Development Board, RB, 4.80%, 10/15/52	7,790	8,091,423
		34,517,018
Wisconsin — 0.4%
Wisconsin Housing & Economic Development Authority Housing Revenue, RB, M/F Housing
Series A, 4.10%, 11/01/43	1,342	1,243,905
Series A, 4.45%, 05/01/57	1,678	1,554,882
		2,798,787
Total Municipal Bonds Transferred to Tender Option Bond Trusts — 31.4% (Cost: $212,195,601)		217,830,859
Total Long-Term Investments — 140.6% (Cost: $957,430,116)		973,507,619

	Shares
Short-Term Securities
	Money Market Funds — 5.0%
BlackRock Liquidity Funds, MuniCash, Institutional Shares, 3.45%(k)(l)	34,527,384	34,530,836
	Total Short-Term Securities — 5.0% (Cost: $34,530,836)	34,530,836
	Total Investments — 145.6% (Cost: $991,960,952)	1,008,038,455
	Other Assets Less Liabilities — 0.3%	1,738,718
	Liability for TOB Trust Certificates, Including Interest Expense and Fees Payable — (15.0)%	(103,622,989)
	VMTP Shares at Liquidation Value, Net of Deferred Offering Costs — (30.9)%	(214,000,000)
	Net Assets Applicable to Common Shares — 100.0%	$ 692,154,184

(a)
Variable rate security. Interest rate resets periodically. The rate shown is the effective interest rate as of period end. Security description also includes the reference rate and spread if published and available.

(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933, as amended. These securities may be resold in transactions exempt from registration to qualified institutional investors.

(c)	Step coupon security. Coupon rate will either increase (step-up bond) or decrease (step- down bond) at regular intervals until maturity. Interest rate shown reflects the rate currently in effect.
(d)	Zero-coupon bond.
(e)	U.S. Government securities held in escrow, are used to pay interest on this security as well as to retire the bond in full at the date indicated, typically at a premium to par.
(f)	Security is collateralized by municipal bonds or U.S. Treasury obligations.
(g)	When-issued security.
(h)	Issuer filed for bankruptcy and/or is in default.
(i)	Non-income producing security.
(j)	Represent bonds transferred to a TOB Trust in exchange of cash and residual certificates received by the Fund. These bonds serve as collateral in a secured borrowing.
(k)	Affiliate of the Fund.
(l)	Annualized 7-day yield as of period end.
For purposes of this report, industry and sector sub-classifications may differ from those utilized by the Fund for compliance purposes.
Schedule of Investments

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)

Affiliates
Investments in issuers considered to be affiliate(s) of the Fund during the period ended April 30, 2024 for purposes of Section 2(a)(3) of the Investment Company Act of 1940, as amended, were as follows:
Affiliated Issuer	Value at 07/31/23	Purchases at Cost	Proceeds from Sales	Net Realized Gain (Loss)	Change in Unrealized Appreciation (Depreciation)	Value at 04/30/24	Shares Held at 04/30/24	Income	Capital Gain Distributions from Underlying Funds
BlackRock Liquidity Funds, MuniCash, Institutional Shares	$ 38,863,368	$ —	$ (4,333,065)(a)	$ 3,103	$ (2,570)	$ 34,530,836	34,527,384	$ 762,879	$ —

(a)	Represents net amount purchased (sold).
Fair Value Hierarchy as of Period End
Various inputs are used in determining the fair value of financial instruments. These inputs to valuation techniques are categorized into a fair value hierarchy consisting of three broad levels for financial reporting purposes as follows:
• Level 1 – Unadjusted price quotations in active markets/exchanges for identical assets or liabilities that the Fund has the ability to access;
• Level 2 – Other observable inputs (including, but not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market–corroborated inputs); and
• Level 3 – Unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available (including the Valuation Committee’s assumptions used in determining the fair value of financial instruments).
The hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Accordingly, the degree of judgment exercised in determining fair value is greatest for instruments categorized in Level 3. The inputs used to measure fair value may fall into different levels of the fair value hierarchy. In such cases, for disclosure purposes, the fair value hierarchy classification is determined based on the lowest level input that is significant to the fair value measurement in its entirety. Investments classified within Level 3 have significant unobservable inputs used by the Valuation Committee in determining the price for Fair Valued Investments. Level 3 investments include equity or debt issued by privately held companies or funds. There may not be a secondary market, and/or there are a limited number of investors. The categorization of a value determined for financial instruments is based on the pricing transparency of the financial instruments and is not necessarily an indication of the risks associated with investing in those securities. For information about the Fund’s policy regarding valuation of financial instruments, refer to its most recent financial statements.
The following table summarizes the Fund’s financial instruments categorized in the fair value hierarchy. The breakdown of the Fund’s financial instruments into major categories is disclosed in the Schedule of Investments above.
	Level 1	Level 2	Level 3	Total
Assets
Investments
Long-Term Investments
Municipal Bonds	$ —	$ 755,676,760	$ —	$ 755,676,760
Municipal Bonds Transferred to Tender Option Bond Trusts	—	217,830,859	—	217,830,859
Short-Term Securities
Money Market Funds	34,530,836	—	—	34,530,836
	$34,530,836	$973,507,619	$—	$1,008,038,455
The Fund may hold assets and/or liabilities in which the fair value approximates the carrying amount for financial reporting purposes. As of period end, such assets and/or liabilities are categorized within the fair value hierarchy as follows:
	Level 1	Level 2	Level 3	Total
Liabilities
TOB Trust Certificates	$—	$(102,482,179)	$—	$(102,482,179)
VMTP Shares at Liquidation Value	—	(214,000,000)	—	(214,000,000)
	$—	$(316,482,179)	$—	$(316,482,179)

Schedule of Investments (unaudited)(continued)
April 30, 2024
BlackRock MuniHoldings Fund, Inc. (MHD)

Portfolio Abbreviation
AGC	Assured Guaranty Corp.
AGM	Assured Guaranty Municipal Corp.
AGM-CR	AGM Insured Custodial Receipt
AMT	Alternative Minimum Tax
ARB	Airport Revenue Bonds
BAB	Build America Bond
BAM	Build America Mutual Assurance Co.
BAM-TCRS	Build America Mutual Assurance Co. - Transferable Custodial Receipts
CAB	Capital Appreciation Bonds
COP	Certificates of Participation
CR	Custodian Receipt
FHLMC	Federal Home Loan Mortgage Corp.
FNMA	Federal National Mortgage Association
GNMA	Government National Mortgage Association
GO	General Obligation Bonds
M/F	Multi-Family
NPFGC	National Public Finance Guarantee Corp.
PSF	Permanent School Fund
RB	Revenue Bond
S/F	Single-Family
SAB	Special Assessment Bonds
SAW	State Aid Withholding
ST	Special Tax
TA	Tax Allocation
UT	Unlimited Tax
Schedule of Investments